UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-08049

Renaissance Capital Greenwich Funds

(Exact name of registrant as specified in charter)

2 Greenwich Plaza, Greenwich, CT 06830

(Address of principal executive offices)

(Zip code)

Emile R. Molineaux

Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

203-622-2978

Date of fiscal year end:

9/30

Date of reporting period: 6/30/07

Item 1.  Schedule of Investments.

IPO+

PORTFOLIO OF INVESTMENTS

As of June 30, 2007 (Unaudited)

		Shares	Value
	Common Stock 91.61%
	Advertising 4.29%
	Focus Media Holding Ltd. ADR *	16,000	$ 807,760

	Aerospace/Defense 1.41%
	Aerovironment, Inc.*	4,109	84,686
	Spirit Aerosystems Holdings, Inc.*	5,000	180,250
			264,936
	Coal 0.84%
	Alliance Holding GP LP	5,300	157,728

	Commercial Services 6.95%
	DynCorp International, Inc. *	35,000	769,650
	New Oriental Education & Technology Group ADR *	10,000	537,200
			1,306,850
	Computers 4.30%
	Limelight Networks, Inc. *	8,000	158,240
	Riverbed Technology, Inc. *	7,000	306,740
	Smart Modular Technologies (WWH), Inc. *	25,000	344,000
			808,980
	Cosmetics/Personal Care 2.82%
	Bare Escentuals, Inc. *	15,500	529,325

	Electric 5.63%
	Empresa Distribuidora Y Comercializadora Norte ADR *	20,000	408,600
	ITC Holdings Corp.	16,000	650,080
			1,058,680
	Engineering & Construction 4.18%
	Aecom Technology Corp. *	25,000	620,250
	Grupo Aeroportuario del Centro Norte, S.A.B. de C.V. ADR *	6,000	164,820
			785,070
	Entertainment 2.98%
	National CineMedia, Inc. *	20,000	560,200

	Financial Services 14.48%
	FCStone Group, Inc. *	9,000	515,790
	Fortress Investment Group LLC	20,000	476,400
	Interactive Brokers Group, Inc. *	18,000	488,340
	Intercontinental Exchange, Inc. *	5,000	739,250
	Nymex Holdings, Inc.	4,000	502,520
			2,722,300

IPO+

PORTFOLIO OF INVESTMENTS

As of June 30, 2007 (Unaudited) (Continued)
		Shares	Value
	Healthcare - Products 1.30%
	Mindray Medical International Ltd. ADR	8,000	244,240

	Healthcare - Services 1.92%
	Nighthawk Radiology Holdings, Inc. *	20,000	361,000

	Internet 4.58%
	Google, Inc., Class A *	1,400	732,732
	TechTarget, Inc. *	10,000	128,500
			861,232
	Lodging 3.43%
	Home Inns & Hotels Management, Inc. ADR *	20,000	$ 644,200

	Metal Fabricate/Hardware 3.59%
	Haynes International, Inc. *	8,000	675,440

	Oil & Gas 2.38%
	W&T Offshore, Inc.	16,000	447,840

	Oil & Gas Services 8.06%
	Basic Energy Services, Inc. *	20,000	511,400
	Dresser-Rand Group, Inc. *	17,000	671,500
	Superior Offshore International, Inc. *	18,295	332,969
			1,515,869

	Pharmaceutical 6.11%
	Animal Health International, Inc. *	30,000	434,700
	Herbalife Ltd.	18,000	713,700
			1,148,400
	Pipelines 2.26%
	Energy Transfer Equity LP	10,000	424,900

	Retail 1.69%
	Under Armour, Inc. *	7,000	319,550

	Semiconductors 2.42%
	Mallanox Technologies Ltd. *	15,000	310,800
	Spreadtrum Communications, Inc. ADR *	10,000	145,300
			456,100
	Software 1.29%
	Commvault Systems, Inc. *	7,887	136,209
	Synchronoss Technologies, Inc. *	3,600	105,624
			241,833
IPO+

PORTFOLIO OF INVESTMENTS

As of June 30, 2007 (Unaudited) (Continued)

		Shares	Value
	Telecommunications 4.70%
	NeuStar, Inc., Class A *	25,000	724,250
	OpNext, Inc.	12,000	158,880
			883,130

	Total Common Stocks (Cost $14,807,717)		17,225,563

	Short-Term Investments 10.81%
	Registered Investment Companies 10.81%
	Milestone Treasury Obligation Portfolio, Institutional Class
	to yield 5.05%, 7/2/07 (Cost $2,033,115)	2,033,115	2,033,115

	Total Investments 102.42%
	(Cost $16,840,832)(a)		$ 19,258,678
	Liabilities in Excess of Other Assets (2.42%)		(455,825)
	Net Assets 100.00%		$ 18,802,853

	Securities Sold Short
	Coach, Inc. (Proceeds $237,791) *	5,000	$ 236,950

*	Non-income producing security.
(a)	The cost for Federal income tax purposes was $16,840,832. At June 30, 2007 net unrealized appreciation for all
	securities (excluding securities sold short) based on tax cost was 2,417,846. This consists of aggregate gross unrealized
	appreciation of $2,643,317 and aggregate gross unrealized depreciation of $225,471.

	ADR - American Depository Receipt

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Renaissance Capital Greenwich Funds

By        /s/William K. Smith, President

Date

8/17/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By         /s/William K. Smith, President

Date

8/17/07

By        /s/Kathleen S. Smith, Treasurer

Date

8/17/07